Basis of preparation and significant accounting policies - Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Dividend paid		¥ 0
Successor
Defined contribution plan
Employee benefits expense, defined contribution plan		¥ 172,098	¥ 7,969
Predecessor
Defined contribution plan
Employee benefits expense, defined contribution plan	¥ 200,970		¥ 214,246